Average Annual Total Returns - Class D Shares - Janus Henderson Global Allocation Fund - Moderate	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception
Total	14.43%	8.17%	6.61%	6.77%	Dec. 30, 2005	13.09%	6.91%	5.25%	5.58%	Dec. 30, 2005	9.21%	6.21%	4.95%	5.19%	Dec. 30, 2005	16.25%	12.26%	9.13%	7.20%	14.05%	9.48%	6.79%	6.24%